Reserves	12 Months Ended
Jun. 30, 2022
Reserves

22. Reserves

		Consolidated Group
	Notes	2022 A$	2021 A$
Foreign currency translation reserve	(a)
Opening balance at 1 July		192,233	193,886
Exchange differences arising from foreign operations		(48,453)	(1,653)
Closing balance at 30 June		143,780	192,233

Share option reserve	(b)
Opening balance at 1 July		3,603,916	3,603,916
Equity-settled employee benefits		3,669,971	2,615,194
Equity-settled supplier payments		1,093,843	988,722
Listed warrants		258,161	-
Closing balance at 30 June		5,021,975	3,603,916

Convertible note reserve
Opening balance at 1 July		-	-
Convertible note issues		140,720	-
Closing balance at 30 June	(c)	140,720	-

Total reserves		5,306,475	3,797,802

(a)	Foreign currency translation reserve

Exchange differences relating to the translation of the results and net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (ie Australian dollars) are recognised directly in other comprehensive income and accumulated in the foreign currency translation reserve.

(b)	Share option reserve

The Company had issued share options to certain employees and suppliers. While these options have since expired unexercised, the value of the options at the date of issue are accumulated in the share option reserve. In addition, the Company has issued Performance Rights (refer to Note 30).

(c)	Convertible note reserve

The convertible note reserve comprises the equity component of convertible debt instruments, representing the value of the conversion rights. Refer to Note 17 for details of the movements in the reserve during the year.